Income Taxes	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Income tax disclosure

11. Income taxes:

As of December 31, 2015, the Company had federal net operating loss carry-forwards available to reduce taxable income of approximately $65,300. The net operating loss carry-forwards will begin to expire in 2017 if unused. The Company also has state net operating loss carry-forwards available to reduce taxable income of approximately $35,422. The net state operating loss carry-forwards will begin to expire in 2015 if unused.

Deferred tax assets and liabilities at December 31 consist of the following:

	2015	2014
Deferred tax assets:
Net operating loss carry-forwards	$ 24,536	$ 23,114
Accruals and reserves	97	141
Deferred revenue	334	382
Intangibles	923	273
Other, net	49	-
Fixed Assets	11	894
Gross tax assets	25,950	4,804
Valuation allowance	(25,950)	(24,804)
Net deferred tax assets	$ -	$ -

The Company's provision for income taxes differs from the amount computed by applying the statutory U.S. federal income tax rate to loss before taxes as follows for the years ended December 31, 2015 and December 31, 2014:

	2015	2014
Income tax benefit at the federal statutory rate	$ (1,264)	$ (1,364)
State income tax benefit	(216)	(233)
Credits	-	-
Prior year true up to return	128	5,758
Permanent items and other	206	81
Change in valuation allowance	(1,146)	(4,242)
Income tax expense	$ -	$ -

A full valuation allowance has been established for the Company's net deferred tax assets since the realization of such assets through the generation of future taxable income is uncertain.

Under the Tax Reform Act of 1986, the amounts of, and the benefit from, net operating losses and tax credit carry-forwards may be impaired or limited in certain circumstances. These circumstances include, but are not limited to, a cumulative stock ownership change of greater than 50%, as defined, over a three-year period. During 1997, the Company experienced stock ownership changes which could limit the utilization of its net operating loss and research and investment tax credit carry-forwards in future periods. In addition, a study of recent transactions has not been performed to determine whether any further limitations might apply.